COVER PAGE	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37596
Entity Registrant Name	Ferrari N.V.
Entity Address, Address Line One	Via Abetone Inferiore n. 4
Entity Address, Postal Zip Code	I-41053
Entity Address, City or Town	Maranello (MO)
Entity Address, Country	IT
Title of 12(b) Security	Ordinary Shares (par value of €0.01 each)
Trading Symbol	RACE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001648416
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	P7
Common Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	181,953,498
Special Voting Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	63,343,913
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Via Abetone Inferiore n. 4
Entity Address, Postal Zip Code	I-41053
Entity Address, City or Town	Maranello (MO)
Entity Address, Country	IT
Contact Personnel Name	Antonio Picca Piccon
Country Region	+39
City Area Code	0536
Local Phone Number	949111